CONVERTIBLE PROMISSORY DEBENTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY DEBENTURES

NOTE 6 – CONVERTIBLE PROMISSORY DEBENTURES

Convertible notes payable consisted of the following:

	June 30, 2022	December 31, 2021

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 1”)	$457,380	$457,380
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 2”)	60,500	60,500
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares (“Note 3”).	182,936	182,936
March 23, 2022 ($220,000) – 0% interest per annum outstanding principal and interest due March 23, 2023 (“Note 4”)	220,000	-
April 28, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due April 28, 2023 (“Note 5”)	110,000	-
May 10, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due May 10, 2023 (“Note 6”)	110,000	-
June 1, 2022 ($55,000) – 0% interest per annum outstanding principal and interest due June 1, 2023 (“Note 7”)	55,000	-
June 22, 2020 ($82,500) – 0% interest per annum outstanding principal and interest due June 22, 2023 (“Note 8”)	82,500	-

Total convertible notes payable	1,278,316	700,816
Original issue discount	(64,659)	(53,614)
Debt discount	(268,438)	-

Total convertible notes payable	$945,219	$647,202

Principal payments on convertible promissory debentures are due as follows:

Year ending December 31,
2022	$700,816
2023	577,500
$1,278,316

Changes in convertible notes were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Totals
Convertible notes payable as of January 1, 2021	$385,000	$50,000	$181,500	$-	$-	$-	$-	$-	$616,500
Extension of convertible note payable	72,380	10,500	18,150	-	-	-	-	-	101,030
Exchange of convertible note payable for common stock	-	-	(16,714)	-	-	-	-	-	(16,714)
Convertible notes payable, net, as of December 31, 2021	457,380	60,500	182,936	-	-	-	-	-	700,816

Convertible notes payable issued in 2022	-	-	-	220,000	110,000	110,000	55,000	82,500	577,500
Convertible notes payable as of June 30, 2022	$457,380	$60,500	$182,936	$220,000	$110,000	$110,000	$55,000	$82,500	$1,278,316

Changes in note discounts were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Totals
Note discounts as of January 1, 2021	$73,418	$5,830	$18,584	$-	$-	$-	$-	$-	$97,832
Note discounts in conjunction with extension of convertible note	41,580	5,500	18,150	-	-	-	-	-	65,230
2021 accretion of note discounts	(80,822)	(6,809)	(21,817)	-	-	-	-	-	(109,448)
Note discounts as of December 31, 2021	34,176	4,521	14,917	-	-	-	-	-	53,614

Note discounts issued in conjunction with debt	-	-	-	182,362	60,874	60,877	31,303	48,437	383,853
2022 accretion of note discounts	(20,620)	(2,727)	(9,000)	(49,462)	(10,507)	(8,506)	(2,487)	(1,061)	(104,370)
Note discounts as of June 30, 2022	$13,556	$1,794	$5,917	$132,900	$50,367	$52,371	$28,816	$47,376	$333,097

Convertible notes payable, net, as of December 31, 2021	$423,204	$55,979	$168,019	$-	$-	$-	$-	$-	$647,202
Convertible notes payable, net, as of June 30, 2022	$443,824	$58,706	$177,019	$87,100	$59,633	$57,629	$26,184	$35,124	$945,219

2021 Effective interest rate	24%	11%	12%	-%	-%	-%	-%	-%	16%
2022 Effective interest rate	5%	5%	5%	22%	10%	8%	5%	1%	8%

Current Noteholders

Osher – $82,500

On June 22, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $82,500 aggregate principal amount of Note due June 22, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 165,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $75,000 which was issued at a $7,500 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Osher – $55,000

On June 1, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $55,000 aggregate principal amount of Note due June 1, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 110,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $50,000 which was issued at a $5,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Brio – $110,000

On May 10, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Brio Capital Master Fund Ltd. (“Brio”) of (i) $110,000 aggregate principal amount of Note due May 10, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 220,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Osher – $110,000

On April 28, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $110,000 aggregate principal amount of Note due April 28, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 220,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Osher – $110,000

On March 23, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 220,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Brio – $110,000

On March 23, 2022, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Brio Capital Master Fund Ltd. (“Brio”) of (i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 220,000 shares of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.50 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Osher – $457,380

On January 28, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants to purchase up to an aggregate of 80,209 shares of the Company’s Common Stock at an exercise price of $7.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the note and warrants was $350,005 which was issued at a $34,995 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.094 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated January 28, 2020, for the number of warrant shares from 80,209 warrant shares to 4,113,083 warrant shares at an exercise price of $0.14 per share.
●	The parties amended the Note to provide for interest at 8% per annum.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows:

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.

●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.

●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Osher – $60,500 (as amended on October 20, 2020 to $55,000)

On June 23, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants”) to purchase up to an aggregate of 10,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at a $0 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $50,000 to $55,000. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at an amended $4,995 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated June 23, 2020, for the number of warrant shares from 10,000 warrant shares to 141,020 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows:

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.

●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.

●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Osher – $199,650

On September 17, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 8,250 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $165,000 which was issued at a $16,500 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 17, 2020, for the number of warrant shares from 8,250 warrant shares to 465,366 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows:

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.

●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.

●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares.

Previous Noteholders

Previous notes were detailed in our Form 10-K filed on March 31, 2022. No changes occurred related to these notes during the period covered by this Form 10-Q.

NOTE 6 – CONVERTIBLE PROMISSORY DEBENTURES

Convertible notes payable consisted of the following:

	December 30, 2021	December 31, 2020

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 1”)	$457,380	$385,000
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 2”)	60,500	50,000
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares. (“Note 3”)	182,936	181,500

Total convertible notes payable	700,816	616,500
Original issue discount	(53,614)	(19,667)
Debt discount	-	(78,165)

Total convertible notes payable	$647,202	$518,668

Changes in convertible notes were as follows:

	Note 1	Note 2	Note 3
Convertible notes payable as of January 1, 2021	$385,000	$50,000	$181,500
Extension of convertible note payable	72,380	10,500	18,150
Exchange of convertible note payable for common stock	-	-	(16,714)
Convertible notes payable, net, as of December 31, 2021	457,380	60,500	182,936

Convertible notes payable issued in 2022	-	-	-
Convertible notes payable as of June 30, 2022	$457,380	$60,500	$182,936

Changes in note discounts were as follows:

	Note 1	Note 2	Note 3
Note discounts as of January 1, 2020	$73,418	$5,830	$18,584
Note discounts in conjunction with extension of convertible note	41,580	5,500	18,150
2021 accretion of note discounts	(80,822)	(6,809)	(21,817)
Note discounts as of December 31, 2021	34,176	4,521	14,917

Note discounts issued in conjunction with debt	-	-	-
2022 accretion of note discounts	(20,620)	(2,727)	(9,000)
Note discounts as of June 30, 2022	$13,556	$1,794	$5,917

Convertible notes payable, net, as of December 31, 2021	$423,204	$55,979	$168,019
Convertible notes payable, net, as of June 30, 2022	$443,824	$58,706	$177,019

2021 Effective interest rate	24%	11%	12%
2022 Effective interest rate	5%	5%	5%

Current Noteholders

Osher – $457,380

On January 28, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants to purchase up to an aggregate of 80,209 shares of the Company’s Common Stock at an exercise price of $7.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the note and warrants was $350,005 which was issued at a $34,995 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.094 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follow on October 20, 2020:

●	The parties amended the Warrants dated January 28, 2020, for the number of warrant shares from 80,209 warrant shares to 4,113,083 warrant shares at an exercise price of $0.14 per share.
●	The parties amended the Note to provide for interest at 8% per annum.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows:

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.
●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.
●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Osher – $60,500 (as amended on October 20, 2020 to $55,000)

On June 23, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants”) to purchase up to an aggregate of 10,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at a $0 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follow on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $50,000 to $55,000. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at an amended $4,995 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated June 23, 2020, for the number of warrant shares from 10,000 warrant shares to 141,020 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows (see Note 12):

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.
●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.
●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Osher – $199,650

On September 17, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 8,250 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $165,000 which was issued at a $16,500 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and Osher amended the convertible debt agreement as follow on October 20, 2020:

●	The parties amended the Warrants dated September 17, 2020, for the number of warrant shares from 8,250 warrant shares to 465,366 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On October 22, 2021, the Company and Osher amended convertible debt agreements as follows (see Note 12):

●	The parties amended the October 20, 2020 Notes for the maturity date from October 20, 2021 to October 20, 2022.
●	The parties amended the October 20, 2020 Notes for the aggregate principal amount and accrued interest from $652,300 to $717,530 which is issued at a $65,230 original issue discount from the face value of the October 20, 2020 Notes now due October 20, 2022.
●	In exchange for the extension of the Note, the Company issued Osher five-year warrants to purchase an aggregate of 450,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares.

Previous Noteholders

Previous Noteholder – $50,000 (as amended on October 20, 2020 to $55,000)

On June 23, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 10,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $50,000 which was issued at a $0 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $50,000 to $55,000. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $50,000 which was issued at an amended $5,000 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated June 23, 2020, for the number of warrant shares from 10,000 warrant shares to 141,020 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On December 2, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $55,000, into 141,020 common shares.

Previous Noteholder - $25,000 (as amended on October 20, 2020 to $27,500)

On August 18, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $25,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 5,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $25,000 which was issued at a $0 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $25,000 to $27,500. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $25,000 which was issued at an amended $2,500 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated August 18, 2020, for the number of warrant shares from 5,000 warrant shares to 70,510 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 28, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $27,500, into 70,510 common shares.

On February 19, 2021, the previous noteholder exercised the warrants pursuant to the cashless exercise provision of the warrant agreement into 57,147 common shares. The common shares have not been issued as of March 14, 2022.

Previous Noteholder – $93,500

On September 18, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $93,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 4,250 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $85,000 which was issued at a $8,500 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 18, 2020, for the number of warrant shares from 4,250 warrant shares to 239,734 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On December 2, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $93,500, into 239,734 common shares.

Previous Noteholder - $165,000

On September 21, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $165,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 7,500 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $150,000 which was issued at a $15,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follow on October 20, 2020:

●	The parties amended the number of shares from the Warrants dated September 21, 2020, for the number of warrant shares from 7,500 warrant shares to 423,060 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On November 5, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $165,000, into 423,060 common shares.

Previous Noteholder – $27,500 (as amended on October 20, 2020 to $22,000)

On September 28, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $27,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 28, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 1,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $20,000 which was issued at a $7,500 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $27,500 to $22,000. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $20,000 which was issued at an amended $2,000 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated September 28, 2020, for the number of warrant shares from 1,000 warrant shares to 56,408 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 27, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $22,000, into 56,408 common shares.

Previous Noteholder – $33,000

On September 29, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to a previous noteholder of (i) $33,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 1,500 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $30,000 which was issued at a $3,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.39 per share, as amended on October 20, 2020, subject to adjustment as provided therein, such as stock splits and stock dividends.

The Company and the previous noteholder amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 29, 2020, for the number of warrant shares from 1,500 warrant shares to 84,612 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 26, 2020, the previous noteholder elected to convert the aggregate principal amount of the Note, $33,000, into 84,612 common shares.

Previous Noteholder – $110,000

On February 10, 2021, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to a previous noteholder of (i) $110,000 aggregate principal amount of Note due February 11, 2022 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 157,143 shares of the Company’s Common Stock at an exercise price of $1.20 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.70 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

On May 10, 2021, the previous noteholder elected to convert the aggregate principal amount of a $110,000 convertible note issued on February 10, 2021 into 157,143 shares of the Company’s common stock.

Previous Noteholder – $55,000

On May 4, 2021, the Company repaid the aggregate principal amount of a $55,000 convertible debenture that was entered into on April 7, 2021 with a previous noteholder. The note was a 10% Original Issue Discount Senior Convertible Debenture (the “Note”) which included a five-year Common Stock Purchase Warrant (“Warrants’) to purchase up to an aggregate of 71,429 shares of the Company’s Common Stock at an exercise price of $1.20 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $50,000 which was issued at a $5,000 original issue discount from the face value of the Note.

Previous Noteholder – $110,000

On February 10, 2021, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to a previous noteholder of (i) $110,000 aggregate principal amount of Note due February 11, 2022 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 157,143 shares of the Company’s Common Stock at an exercise price of $1.20 per share. The aggregate cash subscription amount received by the Company from the previous noteholder for the issuance of the Note and Warrants was $100,000 which was issued at a $10,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $0.70 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

On October 25, 2021, the previous noteholder elected to convert the aggregate principal amount of the Note, $110,000, into 157,143 common shares.